Offerings	Nov. 12, 2025
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true	[1]
Security Type	Equity
Security Class Title	Common Stock, par value $0.01 per share
Offering Note
(1)

In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended (the “Securities Act”), Omeros Corporation (the “Registrant”) is deferring payment of all of the registration fees associated with the registration of the offer and sale of the aforementioned securities, except for $23,956.08 that the Registrant is entitled to offset pursuant to Rule 457(p) for fees paid with respect to unsold securities registered pursuant to the Registration Statement on Form S-3, File No. 333-268269, filed by the registrant on November 9, 2022 having an aggregate initial offering price of $300,000,000 (the “Prior Registration Statement”). The Registrant has terminated or completed any offerings that included the unsold securities under the Prior Registration Statement. In connection with the securities offered hereby, except for the application of these previously-paid fees, the Registrant will pay registration fee on a “pay-as-you-go” basis pursuant to Rule 456(b).

(2)	An indeterminate number and aggregate initial offering price of securities of each identified class are being registered as may from time to time be offered at indeterminate prices, including an indeterminate number or amount of securities that may be issued upon the exercise, settlement, exchange or conversion of securities offered hereunder. Separate consideration may or may not be received for securities that are issuable on exercise, settlement, exchange or conversion of other securities. In addition, pursuant to Rule 416 under the Securities Act, the securities being registered hereunder include such indeterminate number of additional securities as may be issuable as a result of stock splits, stock dividends or similar transactions.

Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true	[1]
Security Type	Equity
Security Class Title	Preferred Stock, par value $0.01 per share
Offering Note
(1)

In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended (the “Securities Act”), Omeros Corporation (the “Registrant”) is deferring payment of all of the registration fees associated with the registration of the offer and sale of the aforementioned securities, except for $23,956.08 that the Registrant is entitled to offset pursuant to Rule 457(p) for fees paid with respect to unsold securities registered pursuant to the Registration Statement on Form S-3, File No. 333-268269, filed by the registrant on November 9, 2022 having an aggregate initial offering price of $300,000,000 (the “Prior Registration Statement”). The Registrant has terminated or completed any offerings that included the unsold securities under the Prior Registration Statement. In connection with the securities offered hereby, except for the application of these previously-paid fees, the Registrant will pay registration fee on a “pay-as-you-go” basis pursuant to Rule 456(b).

(2)	An indeterminate number and aggregate initial offering price of securities of each identified class are being registered as may from time to time be offered at indeterminate prices, including an indeterminate number or amount of securities that may be issued upon the exercise, settlement, exchange or conversion of securities offered hereunder. Separate consideration may or may not be received for securities that are issuable on exercise, settlement, exchange or conversion of other securities. In addition, pursuant to Rule 416 under the Securities Act, the securities being registered hereunder include such indeterminate number of additional securities as may be issuable as a result of stock splits, stock dividends or similar transactions.

Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true	[1]
Security Type	Debt
Security Class Title	Debt Securities
Offering Note
(1)

In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended (the “Securities Act”), Omeros Corporation (the “Registrant”) is deferring payment of all of the registration fees associated with the registration of the offer and sale of the aforementioned securities, except for $23,956.08 that the Registrant is entitled to offset pursuant to Rule 457(p) for fees paid with respect to unsold securities registered pursuant to the Registration Statement on Form S-3, File No. 333-268269, filed by the registrant on November 9, 2022 having an aggregate initial offering price of $300,000,000 (the “Prior Registration Statement”). The Registrant has terminated or completed any offerings that included the unsold securities under the Prior Registration Statement. In connection with the securities offered hereby, except for the application of these previously-paid fees, the Registrant will pay registration fee on a “pay-as-you-go” basis pursuant to Rule 456(b).

(2)	An indeterminate number and aggregate initial offering price of securities of each identified class are being registered as may from time to time be offered at indeterminate prices, including an indeterminate number or amount of securities that may be issued upon the exercise, settlement, exchange or conversion of securities offered hereunder. Separate consideration may or may not be received for securities that are issuable on exercise, settlement, exchange or conversion of other securities. In addition, pursuant to Rule 416 under the Securities Act, the securities being registered hereunder include such indeterminate number of additional securities as may be issuable as a result of stock splits, stock dividends or similar transactions.

Offering: 4
Offering:
Fee Previously Paid	false
Other Rule	true	[1]
Security Type	Other
Security Class Title	Depositary Shares(3)	[2]
Offering Note
(1)

In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended (the “Securities Act”), Omeros Corporation (the “Registrant”) is deferring payment of all of the registration fees associated with the registration of the offer and sale of the aforementioned securities, except for $23,956.08 that the Registrant is entitled to offset pursuant to Rule 457(p) for fees paid with respect to unsold securities registered pursuant to the Registration Statement on Form S-3, File No. 333-268269, filed by the registrant on November 9, 2022 having an aggregate initial offering price of $300,000,000 (the “Prior Registration Statement”). The Registrant has terminated or completed any offerings that included the unsold securities under the Prior Registration Statement. In connection with the securities offered hereby, except for the application of these previously-paid fees, the Registrant will pay registration fee on a “pay-as-you-go” basis pursuant to Rule 456(b).

(2)	An indeterminate number and aggregate initial offering price of securities of each identified class are being registered as may from time to time be offered at indeterminate prices, including an indeterminate number or amount of securities that may be issued upon the exercise, settlement, exchange or conversion of securities offered hereunder. Separate consideration may or may not be received for securities that are issuable on exercise, settlement, exchange or conversion of other securities. In addition, pursuant to Rule 416 under the Securities Act, the securities being registered hereunder include such indeterminate number of additional securities as may be issuable as a result of stock splits, stock dividends or similar transactions.

Offering: 5
Offering:
Fee Previously Paid	false
Other Rule	true	[1]
Security Type	Other
Security Class Title	Warrants(4)	[3]
Offering Note
(1)

In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended (the “Securities Act”), Omeros Corporation (the “Registrant”) is deferring payment of all of the registration fees associated with the registration of the offer and sale of the aforementioned securities, except for $23,956.08 that the Registrant is entitled to offset pursuant to Rule 457(p) for fees paid with respect to unsold securities registered pursuant to the Registration Statement on Form S-3, File No. 333-268269, filed by the registrant on November 9, 2022 having an aggregate initial offering price of $300,000,000 (the “Prior Registration Statement”). The Registrant has terminated or completed any offerings that included the unsold securities under the Prior Registration Statement. In connection with the securities offered hereby, except for the application of these previously-paid fees, the Registrant will pay registration fee on a “pay-as-you-go” basis pursuant to Rule 456(b).

(2)	An indeterminate number and aggregate initial offering price of securities of each identified class are being registered as may from time to time be offered at indeterminate prices, including an indeterminate number or amount of securities that may be issued upon the exercise, settlement, exchange or conversion of securities offered hereunder. Separate consideration may or may not be received for securities that are issuable on exercise, settlement, exchange or conversion of other securities. In addition, pursuant to Rule 416 under the Securities Act, the securities being registered hereunder include such indeterminate number of additional securities as may be issuable as a result of stock splits, stock dividends or similar transactions.

Offering: 6
Offering:
Fee Previously Paid	false
Other Rule	true	[1]
Security Type	Other
Security Class Title	Subscription Rights
Offering Note
(1)

In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended (the “Securities Act”), Omeros Corporation (the “Registrant”) is deferring payment of all of the registration fees associated with the registration of the offer and sale of the aforementioned securities, except for $23,956.08 that the Registrant is entitled to offset pursuant to Rule 457(p) for fees paid with respect to unsold securities registered pursuant to the Registration Statement on Form S-3, File No. 333-268269, filed by the registrant on November 9, 2022 having an aggregate initial offering price of $300,000,000 (the “Prior Registration Statement”). The Registrant has terminated or completed any offerings that included the unsold securities under the Prior Registration Statement. In connection with the securities offered hereby, except for the application of these previously-paid fees, the Registrant will pay registration fee on a “pay-as-you-go” basis pursuant to Rule 456(b).

(2)	An indeterminate number and aggregate initial offering price of securities of each identified class are being registered as may from time to time be offered at indeterminate prices, including an indeterminate number or amount of securities that may be issued upon the exercise, settlement, exchange or conversion of securities offered hereunder. Separate consideration may or may not be received for securities that are issuable on exercise, settlement, exchange or conversion of other securities. In addition, pursuant to Rule 416 under the Securities Act, the securities being registered hereunder include such indeterminate number of additional securities as may be issuable as a result of stock splits, stock dividends or similar transactions.

Offering: 7
Offering:
Fee Previously Paid	false
Other Rule	true	[1]
Security Type	Other
Security Class Title	Units(5)	[4]
Offering Note
(1)

In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended (the “Securities Act”), Omeros Corporation (the “Registrant”) is deferring payment of all of the registration fees associated with the registration of the offer and sale of the aforementioned securities, except for $23,956.08 that the Registrant is entitled to offset pursuant to Rule 457(p) for fees paid with respect to unsold securities registered pursuant to the Registration Statement on Form S-3, File No. 333-268269, filed by the registrant on November 9, 2022 having an aggregate initial offering price of $300,000,000 (the “Prior Registration Statement”). The Registrant has terminated or completed any offerings that included the unsold securities under the Prior Registration Statement. In connection with the securities offered hereby, except for the application of these previously-paid fees, the Registrant will pay registration fee on a “pay-as-you-go” basis pursuant to Rule 456(b).

(2)	An indeterminate number and aggregate initial offering price of securities of each identified class are being registered as may from time to time be offered at indeterminate prices, including an indeterminate number or amount of securities that may be issued upon the exercise, settlement, exchange or conversion of securities offered hereunder. Separate consideration may or may not be received for securities that are issuable on exercise, settlement, exchange or conversion of other securities. In addition, pursuant to Rule 416 under the Securities Act, the securities being registered hereunder include such indeterminate number of additional securities as may be issuable as a result of stock splits, stock dividends or similar transactions.

[1]	In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended (the “Securities Act”), Omeros Corporation (the “Registrant”) is deferring payment of all of the registration fees associated with the registration of the offer and sale of the aforementioned securities, except for $23,956.08 that the Registrant is entitled to offset pursuant to Rule 457(p) for fees paid with respect to unsold securities registered pursuant to the Registration Statement on Form S-3, File No. 333-268269, filed by the registrant on November 9, 2022 having an aggregate initial offering price of $300,000,000 (the “Prior Registration Statement”). The Registrant has terminated or completed any offerings that included the unsold securities under the Prior Registration Statement. In connection with the securities offered hereby, except for the application of these previously-paid fees, the Registrant will pay registration fee on a “pay-as-you-go” basis pursuant to Rule 456(b).
[2]	Each depositary share will be issued under a depositary agreement and will be evidenced by a depositary receipt.
[3]	Includes warrants to purchase common stock, preferred stock or debt securities.
[4]	Each unit will represent an interest in two or more securities registered under this Registration Statement, which may or may not be separable from one another.